Commitments and contingencies (Details 2) - KRW (₩) ₩ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
List of assets provided as collateral	₩ 30,000	₩ 30,000	₩ 30,000